SCHEDULE II - Condensed Financial Information Of Registrant Condensed Financial Information Of Registrant - Additional Information (Detail) - USD ($) $ in Billions	Dec. 31, 2015	Dec. 31, 2014
Disclosure Condensed Financial Information Of Registrant Additional Information [Abstract]
Securities Held in Consolidated Non-Insurance Subsidiary	$ 1.3	$ 1.9